Taxes to Recover - Summary of Recoverable Income Tax and Social Contribution Taxes (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Current	R$ 366,080	R$ 325,343
Non-current	261,205	104,947
IRPJ and CSLL [member]
Disclosure Of Recoverable Income Tax and Social Contribution Taxes [line items]
Recoverable and social contribution taxes	R$ 627,285	R$ 430,290